SCHEDULE OF CONTRACT LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule Of Contract Liabilities
Current portion	$ 73,339	$ 94,307		$ 981,651
Non-current portion				8,247
Contract liabilities	$ 73,339	$ 94,307	$ 769,809	$ 989,898	$ 1,545,718	$ 1,559,657